COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares	Value
COMMON STOCK	97.8%
AUSTRALIA	10.0%
REAL ESTATE
DIVERSIFIED	5.5%
BGP Holdings PLC (EUR)(a),(b)		56,622,235	$0
Charter Hall Group		1,498,822	18,214,217
Ingenia Communities Group		1,621,209	6,120,386
Mirvac Group		5,053,707	9,370,869

			33,705,472

INDUSTRIALS	1.2%
Goodman Group		429,207	7,295,023

OFFICE	2.2%
Dexus		1,663,976	13,582,484

SELF STORAGE	1.1%
National Storage REIT		3,458,379	6,958,009

TOTAL AUSTRALIA			61,540,988

BELGIUM	2.3%
REAL ESTATE
INDUSTRIALS	0.8%
VGP NV		18,838	4,821,496

RESIDENTIAL	1.0%
Aedifica SA		50,694	6,375,053

STUDENT HOUSING	0.5%
Xior Student Housing NV		53,700	2,999,428

TOTAL BELGIUM			14,195,977

CANADA	3.4%
REAL ESTATE—RETAIL
RioCan REIT		1,022,826	20,642,243

CHINA	1.0%
REAL ESTATE—INDUSTRIALS
ESR Cayman Ltd., 144A (H Shares)(b),(c)		1,930,200	5,981,484

FRANCE	4.4%
REAL ESTATE
DIVERSIFIED	1.1%
ICADE		101,173	6,509,022

NET LEASE	0.9%
ARGAN SA		43,409	5,544,422

		Shares	Value
RETAIL	2.4%
Klepierre SA(b)		335,377	$8,929,109
Unibail-Rodamco-Westfield(b)		79,514	5,956,173

			14,885,282

TOTAL FRANCE			26,938,726

GERMANY	8.9%
REAL ESTATE
INDUSTRIALS	1.7%
Sirius Real Estate Ltd. (GBP)		6,223,704	10,252,411

RESIDENTIAL	7.0%
LEG Immobilien SE		78,103	8,894,211
Vonovia SE		725,103	33,797,333

			42,691,544

RETAIL	0.2%
VIB Vermoegen AG		34,909	1,409,096

TOTAL GERMANY			54,353,051

HONG KONG	10.7%
REAL ESTATE
DIVERSIFIED	6.0%
CK Asset Holdings Ltd.		2,197,000	15,017,432
Sun Hung Kai Properties Ltd.		1,810,627	21,541,889

			36,559,321

RESIDENTIAL	1.1%
Wharf Real Estate Investment Co., Ltd.		1,427,000	7,052,608

RETAIL	3.6%
Link REIT		2,609,209	22,220,615

TOTAL HONG KONG			65,832,544

INDONESIA	0.6%
TELECOMMUNICATION SERVICES
Dayamitra Telekomunikasi PT(b)		72,605,900	3,894,891

JAPAN	22.6%
REAL ESTATE
DIVERSIFIED	12.8%
Daiwa House REIT Investment Corp.		3,027	8,160,813
Hulic Co., Ltd.		724,100	6,496,207
Mitsui Fudosan Co., Ltd.		1,230,192	26,328,945

		Shares	Value

Nomura Real Estate Holdings, Inc.		441,600	$10,575,890
Nomura Real Estate Master Fund, Inc.		9,418	12,449,725
Tokyu Fudosan Holdings Corp.		1,071,400	5,880,147
United Urban Investment Corp.		7,725	8,903,419

			78,795,146

HOTEL	1.1%
Invincible Investment Corp.		19,267	6,649,848

INDUSTRIALS	4.5%
GLP J-REIT		7,701	11,701,683
LaSalle Logiport REIT		4,724	6,794,750
Mitsui Fudosan Logistics Park, Inc.		1,886	8,907,919

			27,404,352

OFFICE	2.0%
Nippon Building Fund, Inc.		2,191	12,429,148

RESIDENTIAL	2.2%
Japan Retail Fund Investment Corp.		15,700	13,247,707

TOTAL JAPAN			138,526,201

MACAU	0.9%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)(b)		2,314,400	5,505,906

NETHERLANDS	1.5%
REAL ESTATE—RETAIL
Eurocommercial Properties NV		327,357	8,974,399

SINGAPORE	9.2%
REAL ESTATE
DIVERSIFIED	2.5%
Capitaland Investment Ltd.		5,134,600	15,044,751

HEALTH CARE	1.8%
Parkway Life Real Estate Investment Trust		3,158,700	10,934,914

INDUSTRIALS	1.7%
Frasers Logistics & Commercial Trust		10,002,600	10,728,159

OFFICE	1.6%
Keppel REIT		10,987,700	9,858,156

RETAIL	1.6%
CapitaLand Integrated Commercial Trust		5,951,544	9,845,870

TOTAL SINGAPORE			56,411,850

		Shares	Value
SPAIN	2.9%
COMMUNICATIONS—TOWERS	1.7%
Cellnex Telecom SA, 144A(c)		222,546	$10,709,892

REAL ESTATE—DIVERSIFIED	1.2%
Merlin Properties Socimi SA		625,944	7,318,021

TOTAL SPAIN			18,027,913

SWEDEN	6.0%
REAL ESTATE
DIVERSIFIED	3.8%
Castellum AB		323,524	7,987,724
Fastighets AB Balder, Class B(b)		227,847	15,001,467

			22,989,191

INDUSTRIALS	1.7%
Catena AB		176,551	10,637,114

OFFICE	0.5%
Wihlborgs Fastigheter AB		147,029	3,075,622

TOTAL SWEDEN			36,701,927

SWITZERLAND	0.5%
REAL ESTATE—OFFICE
PSP Swiss Property AG		25,858	3,395,988

UNITED KINGDOM	12.9%
REAL ESTATE
DIVERSIFIED	1.8%
British Land Co., PLC/The		1,584,658	10,971,941

HEALTH CARE	1.0%
Assura PLC		7,184,850	6,314,273

INDUSTRIALS	4.8%
Industrials REIT Ltd.		1,573,145	4,097,111
Segro PLC		530,748	9,330,039
Tritax Big Box REIT PLC		4,133,550	13,088,125
Urban Logistics REIT PLC		1,130,067	2,827,995

			29,343,270

OFFICE	1.7%
Great Portland Estates PLC		530,324	4,924,693
Workspace Group PLC		602,656	5,382,832

			10,307,525

		Shares	Value
RESIDENTIAL	1.4%
Grainger PLC		1,021,072	$3,894,149
UNITE Group PLC/The		322,821	4,889,907

			8,784,056

SELF STORAGE	2.2%
Big Yellow Group PLC		140,316	2,828,791
Safestore Holdings PLC		594,509	10,465,085

			13,293,876

TOTAL UNITED KINGDOM			79,014,941

TOTAL COMMON STOCK (Identified cost—$536,433,582)			599,939,029

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.17%(d)		4,348,881	4,348,881

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,348,881)			4,348,881

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$540,782,463)	98.5%		604,287,910
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5		8,906,245

NET ASSETS	100.0%		$613,194,155

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	Great British Pound
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $16,691,376 which represents 2.7% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	34.7
Industrials	17.4
Residential	12.7
Retail	12.7
Office	8.5
Self Storage	3.3
Health Care	2.8
Communications—Towers	1.7
Hotel	1.1
Net Lease	0.9
Hotels, Restaurants & Leisure	0.9
Telecommunication Services	0.6
Student Housing	0.5
Other	2.2

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$61,540,988	$—	$61,540,988	$0	(a)
Canada	20,642,243	20,642,243	—	—
Germany	54,353,051	10,252,411	44,100,640	—
Japan	138,526,201	8,907,919	129,618,282	—
United Kingdom	79,014,941	19,607,353	59,407,588	—
Other Countries	245,861,605	—	245,861,605	—
Short-Term Investments	4,348,881	—	4,348,881	—

Total Investments in Securities(b)	$604,287,910	$59,409,926	$544,877,984	$0

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.